Other Financial Information (Tables)	6 Months Ended
Jun. 30, 2015
OTHER FINANCIAL INFORMATION [Abstract]
Other Financial Information Income Statement
	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive loss for the three months ended June 30, 2015
Revenue	$—	$53,583	$66,256	$—	$119,839
Administrative fee revenue from affiliates	—	3,882	—	—	3,882
Time charter, voyage and logistics business expenses	—	(42,796)	(15,060)	—	(57,856)
Direct vessel expenses	—	(12,888)	(22,860)	—	(35,748)
General and administrative expenses incurred on behalf of affiliates	—	(3,882)	—	—	(3,882)
General and administrative expenses	(1,096)	(3,661)	(3,911)	—	(8,668)
Depreciation and amortization	(701)	(20,187)	(6,591)	—	(27,479)
Interest expense and finance cost, net	(19,674)	(1,429)	(6,735)	—	(27,838)
Other (expense)\income, net	(126)	259	(3,454)	—	(3,321)
(Loss)/income before equity in net earnings of affiliated companies	(21,597)	(27,119)	7,645	—	(41,071)
(Loss)/income from subsidiaries	(19,205)	6,006	—	13,199	—
Equity in net earnings of affiliated companies	15,989	1,180	799	—	17,968
(Loss)/income before taxes	(24,813)	(19,933)	8,444	13,199	(23,103)
Income tax (expense)/benefit	—	(72)	1,767	—	1,695
Net (loss)/income	(24,813)	(20,005)	10,211	13,199	(21,408)
Less: Net income attributable to the noncontrolling interest	—	—	(3,405)	—	(3,405)
Net (loss)/income attributable to Navios Holdings common stockholders	$(24,813)	$(20,005)	$6,806	$13,199	$(24,813)

Other Comprehensive ( loss)/ income
Unrealized holding income on investments in available-for-sale securities	$(213)	$(213)	$—	$213	$(213)
Total other comprehensive (loss)/ income	$(213)	$(213)	$—	$213	$(213)
Total comprehensive (loss)/income	$(25,026)	$(20,218)	$10,211	$13,412	$(21,621)
Comprehensive income attributable to noncontrolling interest	—	—	(3,405)	—	(3,405)
Total comprehensive income / (loss) attributable to Navios Holdings common stockholders	$25,026	$(20,218)	$6,806	$13,412	$(25,026)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2014
Revenue	$—	$75,440	$69,968	$—	$145,408
Administrative fee revenue from affiliates	—	3,502	—	—	3,502
Time charter, voyage and logistics business expenses	—	(39,088)	(24,426)	—	(63,514)
Direct vessel expenses	—	(13,863)	(19,977)	—	(33,840)
General and administrative expenses incurred on behalf of affiliates	—	(3,502)	—	—	(3,502)
General and administrative expenses	(1,427)	(4,789)	(3,351)	—	(9,567)
Depreciation and amortization	(701)	(19,146)	(5,981)	—	(25,828)
Interest expense and finance cost, net	(19,643)	(1,432)	(7,446)	—	(28,521)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other income/(expense), net	2	(5,300)	(2,183)	—	(7,481)
Loss before equity in net earnings of affiliated companies	(21,769)	(8,178)	(20,677)	—	(50,624)
(Loss)/income from subsidiaries	(19,639)	(13,681)	—	33,320	—
Equity in net earnings of affiliated companies	4,729	1,218	1,132	—	7,079
Loss before taxes	(36,679)	(20,641)	(19,545)	33,320	(43,545)
Income tax expense	—	(90)	(758)	—	(848)
Net loss	(36,679)	(20,731)	(20,303)	33,320	(44,393)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(41)	7,754	—	7,713
Net loss attributable to Navios Holdings common stockholders	$(36,679)	$(20,772)	$(12,549)	$33,320	$(36,680)

Other Comprehensive income
Unrealized holding income on investments in available-for-sale securities	$758	$758	$—	$(758)	$758
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$ 12,311	$12,311	$—	$(12,311)	$12,311
Total comprehensive loss	$(24,368)	$(8,420)	$(20,303)	$21,009	$(32,082)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(41)	7,754	—	7,713
Total comprehensive loss attributable to Navios Holdings common stockholders	$(24,368)	$(8,461)	$(12,549)	$21,009	$(24,369)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2015
Revenue	$—	$106,801	$131,318	$—	$238,119
Administrative fee revenue from affiliates	—	7,804	—	—	7,804
Time charter, voyage and logistics business expenses	—	(85,731)	(42,059)	—	(127,790)
Direct vessel expenses	—	(25,610)	(40,955)	—	(66,565)
General and administrative expenses incurred on behalf of affiliates	—	(7,804)	—	—	(7,804)
General and administrative expenses	(2,214)	(5,748)	(7,517)	—	(15,479)
Depreciation and amortization	(1,394)	(34,232)	(13,058)	—	(48,684)
Interest expense and finance cost, net	(39,384)	(2,944)	(13,548)	—	(55,876)
Other (expense)\income, net	(67)	760	(5,928)	—	(5,235)
(Loss)/income before equity in net earnings of affiliated companies	(43,059)	(46,704)	8,253	—	(81,510)
(Loss)/income from subsidiaries	(36,504)	6,534	—	29,970	—
Equity in net earnings of affiliated companies	28,072	2,219	1,589	—	31,880
(Loss)/income before taxes	(51,491)	(37,951)	9,842	29.970	(49,630)
Income tax (expense)/benefit	—	(142)	1,985	—	1,843
Net (loss)/income	(51,491)	(38,093)	11,827	29,970	(47,787)
Less: Net income attributable to the noncontrolling interest	—	—	(3,704)	—	(3,704)
Net (loss)/income attributable to Navios Holdings common stockholders	$(51,491)	$(38,093)	$8,123	$29,970	$(51,491)

Other Comprehensive ( loss)/ income
Unrealized holding income on investments in available-for-sale securities	$(491)	$(491)	$—	$491	$(491)
Total other comprehensive loss	$(491)	$(491)	$—	$491	$(491)
Total comprehensive (loss)/income	$(51,982)	$(38,584)	$11,827	$30,461	$(48,278)
Comprehensive income attributable to noncontrolling interest	—	—	(3,704)	—	(3,704)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(51,982)	$(38,584)	$8,123	$30,461	$(51,982)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2014
Revenue	$—	$152,033	$115,566	$—	$267,599
Administrative fee revenue from affiliates	—	6,881	—	—	6,881
Time charter, voyage and logistics business expenses	—	(77,468)	(37,224)	—	(114,692)
Direct vessel expenses	—	(26,532)	(35,636)	—	(62,168)
General and administrative expenses incurred on behalf of affiliates	—	(6,881)	—	—	(6,881)
General and administrative expenses	(3,737)	(10,102)	(6,759)	—	(20,598)
Depreciation and amortization	(1,394)	(38,060)	(12,048)	—	(51,502)
Interest expense and finance cost, net	(39,336)	(3,069)	(14,162)	—	(56,567)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other expense, net	(13)	(2,292)	(3,110)	—	(5,415)
Loss before equity in net earnings of affiliated companies	(44,480)	(5,490)	(20,654)	—	(70,624)
Loss from subsidiaries	(13,001)	(13,794)	—	26,795	—
Equity in net earnings of affiliated companies	22,854	4,611	2,032	—	29,497
Loss before taxes	(34,627)	(14,673)	(18,622)	26,795	(41,127)
Income tax expense	—	(178)	(958)	—	(1,136)
Net loss	(34,627)	(14,851)	(19,580)	26,795	(42,263)
Less: Net (income)/ loss attributable to the noncontrolling interest	—	(182)	7,818	—	7,636
Net loss attributable to Navios Holdings common stockholders	$(34,627)	$(15,033)	$(11,762)	$26,795	$(34,627)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$(381)	$(381)	$—	$381	$(381)
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$ 11,172	$11,172	$—	$(11,172)	$11,172
Total comprehensive loss	$(23,455)	$(3,679)	$(19,580)	$15,623	$(31,091)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(182)	7,818	—	7,636
Total comprehensive loss attributable to Navios Holdings common stockholders	$(23,455)	$(3,861)	$(11,762)	$15,623	$(23,455)

Other Financial Information Balance Sheet
Balance Sheet as of June 30, 2015	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$32,017	$76,329	$72,020	$—	$180,366
Restricted cash	—	906	—	—	906
Accounts receivable, net	—	13,895	37,086	—	50,981
Intercompany receivables	42,525	—	72,582	(115,107)	—
Due from affiliate companies	4,702	13,097	—	—	17,799
Prepaid expenses and other current assets	13	24,147	17,314	—	41,474
Total current assets	79,257	128,374	199,002	(115,107)	291,526
Vessels, port terminals and other fixed assets, net	—	1,431,760	437,934	—	1,869,694
Deposits for vessel acquisitions	—	24,290	27,700	—	51,990
Investments in subsidiaries	1,628,773	278,066	—	(1,906,839)	—
Investment in available-for-sale securities	—	6,261	—	—	6,261
Investment in affiliates	346,884	11,297	13,224	—	371,405
Loan receivable from affiliate companies	—	11,464	—	—	11,464
Other long-term assets	—	18,947	23,112	—	42,059
Goodwill and other intangibles	88,168	79,537	173,080	—	340,785
Total non-current assets	2,063,825	1,861,622	675,050	(1,906,839)	2,693,658
Total assets	$2,143,082	$1,989,996	$874,052	$(2,021,946)	$2,985,184

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$947	$2,189	$31,637	$—	$34,773
Accrued expenses and other liabilities	32,952	35,886	25,977	—	94,815
Deferred income and cash received in advance	—	1,981	4,355	—	6,336
Intercompany payables	45,242	68,601	1,264	(115,107)	—
Due to affiliate company	—	3,930	—	—	3,930
Current portion of capital lease obligations	—	—	2,886	—	2,886
Current portion of long-term debt	—	8,031	69	—	8,100
Total current liabilities	79,141	120,618	66,188	(115,107)	150,840
Long-term debt, net of current portion	982,320	226,544	367,059		1,575,923
Capital lease obligations, net of current portion	—	—	18,555	—	18,555
Unfavorable lease terms	—	14,756	—	—	14,756
Other long-term liabilities and deferred income	—	13,808	1,066	—	14,874
Deferred tax liability	—	—	11,364	—	11,364
Total non-current liabilities	982,320	255,108	398,044	—	1,635,472
Total liabilities	1,061,461	375,726	464,232	(115,107)	1,786,312
Noncontrolling interest	—	—	117,251	—	117,251
Total Navios Holdings stockholders' equity	1,081,621	1,614,271	292,568	(1,906,839)	1,081,621
Total liabilities and stockholders' equity	$2,143,082	$1,989,997	$874,051	$(2,021,946)	$2,985,184

Balance Sheet as of December 31, 2014	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$98,539	$77,085	$71,932	$—	$247,556
Restricted cash	—	2,564	—	—	2,564
Accounts receivable, net	—	56,265	29,316	—	85,581
Intercompany receivables	23,567	—	71,442	(95,009)	—
Due from affiliate companies	4,638	22,558	—	—	27,196
Prepaid expenses and other current assets	2	31,179	23,053	—	54,234
Total current assets	126,746	189,651	195,743	(95,009)	417,131
Deposits for vessels, port terminals and other fixed assets	—	22,140	23,225	—	45,365
Vessels, port terminal and other fixed assets, net	—	1,467,518	443,625	—	1,911,143
Investments in subsidiaries	1,622,239	271,532	—	(1,893,771)	—
Investment in available-for-sale securities	—	6,701	—	—	6,701
Investment in affiliates	331,130	548	12,775	—	344,453
Long-term receivable from affiliate companies	—	9,625	—	—	9,625
Loan receivable from affiliate companies	—	7,791	—	—	7,791
Other long-term assets	—	6,920	28,740	—	35,660
Goodwill and other intangibles	89,562	85,273	174,993	—	349,828
Total non-current assets	2,042,931	1,878,048	683,358	(1,893,771)	2,710,566
Total assets	$2,169,677	$2,067,699	$879,101	$(1,988,780)	$3,127,697

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$591	$18,399	$34,847	$—	$53,837
Accrued expenses and other liabilities	33,099	49,363	24,858	—	107,320
Deferred income and cash received in advance	—	6,263	6,182	—	12,445
Intercompany payables	—	93,226	1,783	(95,009)	—
Current portion of capital lease obligations	—	—	1,449	—	1,449
Current portion of long-term debt	—	23,214	69	—	23,283
Total current liabilities	33,690	190,465	69,188	(95,009)	198,334
Long-term debt, net of current portion	983,024	231,193	375,390	—	1,589,607
Capital lease obligations, net of current portion	—	—	20,911	—	20,911
Unfavorable lease terms	—	22,141	—	—	22,141
Other long-term liabilities and deferred income	—	14,574	2,885	—	17,459
Deferred tax liability	—	—	12,735	—	12,735
Total non-current liabilities	983,024	267,908	411,921	—	1,662,853
Total liabilities	1,016,714	458,373	481,109	(95,009)	1,861,187
Noncontrolling interest	—	—	113,547	—	113,547
Total Navios Holdings stockholders' equity	1,152,963	1,609,326	284,445	(1,893,771)	1,152,963
Total liabilities and stockholders' equity	$2,169,677	$2,067,699	$879,101	$(1,988,780)	$3,127,697

Other Financial Information Cash Flow Statement

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2015	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(20,906)	$12,887	$9,758	$—	$1,739
Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)	(4,275)	(1,528)	—	(20,471)
Loan to affiliate company	—	(3,289)	—	—	(3,289)
Decrease in long-term receivable from affiliate companies	—	9,488	—	—	9,488
Dividends from affiliate companies	7,298	—	—	—	7,298
Deposits for vessel acquisitions	—	(2,150)	(4,475)	—	(6,625)
Purchase of property, equipment and other fixed assets	—	(125)	(4,452)	—	(4,577)
Net cash used in investing activities	(7,370)	(351)	(10,455)	—	(18,176)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(17,602)	16,074	1,528	—	—
Repayment of long-term debt and payment of principal	—	(30,988)	(34)	—	(31,022)
Dividends paid	(20,644)	—	—	—	(20,644)
Decrease in restricted cash	—	1,622	—	—	1,622
Payments of obligations under capital leases	—	—	(709)	—	(709)
Net cash (used in)/provided by financing activities	(38,246)	(13,292)	785	—	(50,753)
(Decrease)/ increase in cash and cash equivalents	(66,522)	(756)	88	—	(67,190)
Cash and cash equivalents, at beginning of period	98,539	77,085	71,932	—	247,556
Cash and cash equivalents, at end of period	$32,017	$76,329	$72,020	$—	$180,366

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2014	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(12,714)	$59,782	$(6,576)	$—	$40,492
Cash flows from investing activities
Acquisition of investments in affiliates	—	—	(2,233)	—	(2,233)
Loan to affiliate company	—	(2,831)	—	—	(2,831)
Increase in long-term receivable from affiliate companies	—	(2,263)	—	—	(2,263)
Dividends from affiliate companies	7,298	—	—	—	7,298
Deposits for vessel acquisitions	—	(17,288)	(9,557)	—	(26,845)
Acquisition of vessels	—	(71,862)	—	—	(71,862)
Purchase of property, equipment and other fixed assets	(15)	(135)	(29,183)	—	(29,333)
Net cash provided/(used in) in investing activities	7,283	(94,379)	(40,973)	—	(128,069)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(15,131)	12,898	2,233	—	—
Issuance of common stock	638	—	—	—	638
Net proceeds from issuance of preferred stock	47,847	—	—	—	47,847
Proceeds from long-term loans, net of deferred finance fees	—	40,385	—	—	40,385
Proceeds from issuance of senior notes, net of debt issuance costs	—	—	365,732	—	365,732
Repayment of long-term debt and payment of principal	—	(9,597)	(34)	—	(9,631)
Repayment of senior notes	—	—	(290,000)	—	(290,000)
Contribution from noncontrolling shareholders	—	3,484	—	—	3,484
Dividends paid	(14,351)	—	—	—	(14,351)
Increase in restricted cash	—	(469)	—	—	(469)
Acquisition of noncontrolling interest	—	(10,889)	—	—	(10,889)
Payments of obligations under capital leases	—	—	(565)	—	(565)
Net cash provided by financing activities	19,003	35,812	77,366	—	132,181
Net increase in cash and cash equivalents	13,572	1,215	29,817	—	44,604
Cash and cash equivalents, at beginning of period	33,769	67,492	86,570	—	187,831
Cash and cash equivalents, at end of period	$47,341	$68,707	$116,387	$—	$232,435